Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Rent commitment

The Company’s subsidiary Fuling USA leases manufacturing facilities under operating leases. Operating lease expense amounted to $454,233 and $384,728 for the years ended December 31, 2016 and 2015, respectively.

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ended December 31,
2017	$534,241
2018	534,589
2019	544,891
2020	555,516
2021	506,315
Thereafter	1,123,033
Total	$3,798,585

Letters of Credit

As of December 31, 2016 and 2015, the Company had $6,806,580 and $5,664,249 outstanding in trade letters of credit, respectively.

Purchase Commitment

As of December 31, 2016, the Company had approximately $2.79 million purchase commitments for construction and machinery purchase. These commitments represent the amount of agreements signed but yet not paid.